Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Cash and cash equivalents

6.           Cash and cash equivalents

	2020	2019
Banks	4,215,518	5,813,306
Short–term investments (1)	866,606	1,262,105
Cash	184	347
	5,082,308	7,075,758

(1)During the second quarter of 2020, resources were invested in funds in dollars as part of the issuance and placement of external public debt bonds carried out by Ecopetrol in April.

As of December 31, 2020, cash and cash equivalents balance included COP$11,682 (COP$85,286 as of December 31, 2019), of restricted cash to be used exclusively for the payment of loans principal and interest obtained by Oleoducto Bicentenario and Oleoducto de los Llanos. The use of short–term financial investments depends on the liquidity needs of the Ecopetrol Business Group.

The fair value of cash and cash equivalents approximates their book value due to their short–term nature.

The return on cash and cash equivalents for the years ended December 31, 2020 and 2019 were 2.2% and 3.2%, respectively.

The following table reflects the credit quality of issuers of investments included in cash and cash equivalents:

Rating	2020	2019
AAA	2,578,090	3,851,656
F1+	1,286,310	244,547
A-1	851,394	1,244,462
F1	207,773	—
BRC1+	99,923	673,342
AAAf	28,552	—
F3	12,184	—
A	4,319	167,404
BRC1	2,336	—
AAAmmf	2,162	—
Aaa	1,431	—
AA	546	229,473
BBB	121	569,514
AA-	22	—
A-2	—	89,996
BB	—	43
Baa2	—	10
Other	7,145	5,311
	5,082,308	7,075,758

See credit risk policy in Note 30.7.